Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 4,694	$ 4,629
SecuredBorrowingLiabilities	4,598	4,582
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,619	2,356
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,075	2,273
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	4,693	4,629
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,618	2,356
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,075	2,273
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	2,500	2,250
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	$ 2,098	$ 2,332